Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of income before provision for (benefit from) income taxes were as follows:

	Years Ended December 31,
	2019	2018	2017
Domestic	$668,036	$118,393	$(219,274)
Foreign	(608,761)	28,237	235,743
Income before provision for (benefit from) income taxes	$59,275	$146,630	$16,469

The components of the provision for (benefit from) income taxes were as follows:

	Years Ended December 31,
	2019	2018	2017
U.S. federal income taxes:
Current	$32,051	$16,775	$7,252
Deferred	(55,206)	(24,426)	(293,164)
U.S. state income taxes:
Current	1,614	2,843	3,406
Deferred	(18,658)	(3,038)	(15,074)
Foreign income taxes:
Current	44,657	49,411	25,192
Deferred	(1,501)	(1,986)	(11,972)
Provision for (benefit from) income taxes	$2,957	$39,579	$(284,360)

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the “Tax Cuts and Jobs Act of 2017” (the “Tax Act”). The Tax Act made broad and complex changes to the U.S. tax code including, but not limited to, (i) reducing the corporate statutory income tax rate from 35% to 21%, effective for 2018 and thereafter, (ii) amending the limitations on deductions for interest and (iii) transitioning U.S. international taxation from a worldwide system to a territorial system, inclusive of a one-time mandatory transition tax on accumulated unremitted foreign earnings as of December 31, 2017.
The corporate statutory U.S. federal income tax rate was 21% for the years ended December 31, 2019 and 2018 and 35% for the year ended December 31, 2017. Taxes are computed at the corporate statutory U.S. federal income tax rate are reconciled to the provision for (benefit from) income taxes from operations as follows:

	Years Ended December 31,
	2019	2018	2017
Effective tax rate	5.0%	27.0%	(1,726.6)%
Income tax expense at federal statutory rate	$12,461	$30,792	$5,764
State taxes, net of federal tax benefit	(13,437)	(706)	(4,577)
Nondeductible interest	7,781	9,749	7,643
Residual tax impact on foreign earnings	—	—	(91,820)
Research and development credits	(11,206)	(9,609)	(9,321)
Other nondeductible transaction costs	1,226	—	—
Recapitalization costs, net	—	—	(36,403)
Goodwill impairment	—	6,221	13,431
Rate change	—	—	(110,290)
Change in valuation allowance	(6,550)	8,532	(6,318)
Foreign tax rate differential	39,776	(40,724)	(50,222)
Foreign tax credit	(39,456)	(24,999)	—
Global intangible low-taxed income	65,918	46,269	—
Foreign-derived intangible income	—	(6,225)	—
Provision to return adjustment	(2,948)	(9,098)	(1,116)
Other taxes	1,542	2,358	1,645
Other permanent items	3,623	2,417	(1,571)
Intercompany financing	(67,607)	13,981	(3,780)
Effect of double taxation, net of dividend received	2,164	4,022	4,598
Unrecognized tax benefits	9,807	6,541	(1,752)
Other, net	(137)	58	(271)
Provision for (benefit from) income taxes	$2,957	$39,579	$(284,360)

The year over year change in 2019 and 2018 for the benefit related to state taxes, net of federal tax benefit, is mainly due to limitations in the taxability of certain permanent adjustments related to the Tax Act. The year over year changes in 2019 and 2018 for the benefit related to the change in valuation allowance is attributable to the realization of carryforward interest in foreign jurisdictions. During 2019, the change in foreign tax rate differential and intercompany financing was due to non-taxable gains resulting from the dissolution of intercompany debt financing structures. The 2018 and 2017 benefit related to the foreign tax rate differential is attributable to an increase in the income from operations before taxes recorded in foreign jurisdictions which have tax rates lower than the U.S. statutory tax rate and also considers the year over year changes in local tax rates.

The Company recorded a net tax benefit of $209.0 million for the impact of the Tax Act, which included a $6.9 million increase to the 2017 provisional estimate which was recorded as a reduction to the Company’s provision for income taxes during 2018. The net tax benefit included a $92.0 million net benefit resulting from the one-time mandatory transition tax on accumulated unremitted foreign earnings, offset by corresponding foreign tax credits and the release of a previously established deferred tax liability for accumulated unremitted foreign earnings. Prior to the Tax Act, the Company accrued a deferred tax liability for U.S. taxes on the portion of unremitted foreign earnings considered not permanently reinvested. Such earnings and the related deferred tax liability were determined at the 35% tax rate prior to the Tax Act. Due to implementation of these provisions, the related deferred tax liability for accumulated unremitted foreign earnings was reduced to zero, resulting in a tax benefit. In addition, the remeasurement of certain deferred tax assets and liabilities, based on the rates at which they are expected to reverse, resulted in a net tax benefit of $117.0 million.
In addition to the impacts of the Tax Act above, during 2017, the Company recognized a $36.4 million net benefit for the cash settlement of the initial PPD Options, partially offset by nondeductible Transaction Costs related to the Recapitalization. See Note 2, “Recapitalization Transaction,” and Note 4, “Stock-based Compensation,” for additional information on the cash settlement of the initial PPD Options and the nondeductible Transaction Costs.
Deferred income taxes were as follows on the dates set forth below:

	December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
Property and equipment and intangible assets	$—	$232,945	$—	$255,583
Operating lease obligations/ROU assets	49,932	46,404	—	—
Accrued expenses	26,412	—	15,611	—
Investment basis difference	—	32,066	—	39,854
Stock options and restricted stock	11,173	—	8,793	—
Future benefit of tax credits	25,920	—	19,755	—
Future benefit of carryforward losses	53,077	—	57,042	—
Uncertain tax benefits	1,026	—	4,227	—
Unearned revenue	32,230	—	49,044	—
Other	21,410	25,800	34,584	34,099
Disallowed interest carryforward	78,697	—	74,221	—
Valuation allowance	(38,178)	—	(88,980)	—
Total deferred income taxes	$261,699	$337,215	$174,297	$329,536

As of December 31, 2019, the Company has federal, various state and foreign net operating losses in the amounts of $1.7 million, $410.0 million and $175.2 million, respectively, that are subject to various carryforward periods of 5 years to 20 years or an indefinite carryforward period and has also recorded deferred tax assets related to foreign tax credits in the amount of $24.3 million and other miscellaneous credits of $1.6 million, the majority of which expire in 2028. Additionally, the Company has recorded a deferred tax asset of $68.2 million as a result of the business interest expense limitations of the Tax Act and $10.5 million related to certain foreign tax carryforward attributes subject to an indefinite carryforward period. As a result of the HoldCo Notes issuance in 2019, the Company reassessed the deductibility of certain foreign tax carryforward attributes that resulted in a $32.7 million derecognition of a deferred tax asset and the corresponding valuation allowance as the Company does not expect to receive a tax deduction. In addition during 2019, in connection with the dissolution of intercompany debt financing structures and the liquidation of certain legal entities, the Company derecognized $12.7 million of loss carryforwards and the corresponding valuation allowance.
At December 31, 2019 and 2018, the Company recorded a valuation allowance against the carryforward attributes of $36.8 million and $87.6 million, respectively, which represents the portion of these amounts that the Company believes are not likely to be utilized. The Company also recorded a valuation allowance of $1.4 million for the year ended December 31, 2019 and 2018 against deferred tax assets for certain jurisdictions where no benefit is expected to be realized.

The changes in valuation allowance for deferred tax assets for the periods indicated below were as follows:

	December 31,
	2019	2018	2017
Balance at the beginning of the period	$(88,980)	$(78,025)	$(79,740)
Additions charged to costs and expenses	(2,463)	(11,527)	(5,375)
Additions or reductions charged to other accounts (1)	43,418	—	(197)
Reductions charged to costs and expenses	9,847	572	7,287
Balance at end of the period	$(38,178)	$(88,980)	$(78,025)

(1) The balance includes the impact of deferred tax assets, purchase accounting and currency translation adjustments.
The following is a tabular reconciliation of the total unrecognized tax benefits for the periods indicated below:

	December 31,
	2019	2018	2017
Unrecognized tax benefit at beginning of period	$28,442	$21,890	$20,102
Gross increases - tax positions in prior period	5,997	6,408	4,606
Gross decreases - tax positions in prior period	(7,967)	(277)	(839)
Gross increases - tax positions in current period	13,908	7,970	1,488
Foreign exchange rate movements	49	(275)	161
Lapse of statute	(696)	(7,274)	(3,628)
Unrecognized tax benefit at end of period	$39,733	$28,442	$21,890

Included in the balance of unrecognized tax benefits as of December 31, 2019, 2018 and 2017 are $28.8 million, $20.4 million and $13.8 million, respectively, net of the federal benefit of state taxes that if recognized, would reduce the Company’s effective tax rate. Additionally, as of December 31, 2019 and 2018, the company has established an unrecognized tax benefit of $13.0 million and $3.8 million, respectively, related to the Tax Act. The Company believes that it is reasonably possible that the total amount of unrecognized tax benefits could decrease by up to $3.6 million within the next 12 months due to the filing of amended returns, settlement of audits and the expiration of the statutes of limitations.
Interest and penalties recognized during the years ended December 31, 2019, 2018 and 2017 were insignificant. As of December 31, 2019 and 2018, the Company had accrued $4.3 million and $3.7 million, respectively, of interest and penalties with respect to unrecognized tax benefits. To the extent interest and penalties are not assessed with respect to unrecognized tax benefits, the Company will reduce amounts reflected as a reduction of the overall income tax provision (benefit).
The Company has analyzed its filing positions in all significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The significant jurisdictions with periods subject to examination are the 2016 through 2018 tax years for the United States and the 2017 and 2018 tax years for the United Kingdom. Various foreign and state income tax returns are under examination by taxing authorities. The Company does not believe that the outcome of any examination will have a material impact on its results of operations, financial condition and/or cash flows.